RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Related party expenses	$ 57,500	$ 90,000	$ 55,000